SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Harper & Jones, LLC
Restructuring Cost and Reserve
Repayments of notes	$ 645,304